Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–149.88%(a)
Alabama–1.78%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	$140	$140,000
Series 2016, RB	5.75%	06/01/2045	20	17,582
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,503,917
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,010	1,069,340
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	938,108
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,480	1,448,017
Series 2024 A, RB	5.00%	11/01/2035	1,675	1,729,048
Series 2025 A, RB(b)	5.00%	06/01/2035	1,105	1,115,094
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,482,599
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	860	847,307
				10,291,012
Alaska–0.50%
Municipality of Anchorage AK; Series 2025, RB (INS - AGI)(d)(e)(f)	5.25%	02/01/2050	2,500	2,532,504
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	349,937
				2,882,441
Arizona–2.25%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,195	1,144,501
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	250	242,011
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM)(e)(f)	5.00%	07/01/2046	3,025	3,103,926
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,096,450
Series 2017, Ref. RB	5.00%	11/15/2045	980	697,815
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	634,576
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	499,063
Series 2021, RB(c)	4.00%	07/01/2051	875	682,589
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	317,394
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,083,039
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	3,370	3,465,751
				12,967,115
California–21.46%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,010	2,055,161
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	2,675	1,737,315
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	2,720	2,627,723
Series 2009, GO Bonds(g)	0.00%	08/01/2031	5,270	4,330,335
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,680	1,254,689
Series 2023, GO Bonds(f)	5.25%	09/01/2053	3,370	3,554,103
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	1,475	1,548,633
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,335	991,204
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$14,571
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,680	305,760
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	4,375	4,463,826
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,175	3,458,205
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,345
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,993	3,943,605
Series 2023-1, RB	4.38%	09/20/2036	825	818,545
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	6,700	7,093,263
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(b)(f)(h)	5.00%	01/01/2028	3,300	3,493,697
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	170	158,958
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,330	1,356,310
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	2,000	1,949,477
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	250	207,807
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(d)	5.00%	07/01/2027	470	470,331
Series 2012, RB(c)(d)	5.00%	07/01/2030	190	190,104
Series 2012, RB(c)(d)	5.00%	07/01/2037	1,990	1,989,858
Series 2012, RB(c)(d)	5.00%	11/21/2045	2,325	2,202,032
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	995	966,158
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,050	1,103,062
Series 2024, RB(b)	5.00%	10/01/2032	1,260	1,312,998
California State University; Series 2019 A, RB(f)	5.00%	11/01/2049	2,130	2,157,216
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	1,360	1,188,891
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	601,578
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2043	2,120	926,915
Series 2009, GO Bonds(g)	0.00%	08/01/2044	1,090	452,040
Series 2009, GO Bonds(g)	0.00%	08/01/2045	6,270	2,457,605
Series 2009, GO Bonds(g)	0.00%	08/01/2048	4,610	1,541,214
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	4,155	3,395,559
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	3,165	2,489,176
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	2,245	241,790
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB(d)	4.00%	05/15/2042	705	642,935
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,665	1,197,214
Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	300	205,858
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(e)(g)	0.00%	08/01/2029	3,350	2,896,322
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	750	787,725
Series 2009 B, RB	6.50%	11/01/2039	585	690,550
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,400	2,175,694
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	3,825	2,738,009
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	4,120	2,813,044
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	300	194,839
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,785	1,098,727
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	7,840	7,108,292
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	8,475	6,915,013
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Regents of the University of California Medical Center;
Series 2022 P, RB(f)(i)	4.00%	05/15/2053	$5,430	$4,697,161
Series 2022 P, RB	3.50%	05/15/2054	2,015	1,559,843
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(e)	4.00%	08/01/2048	1,230	1,107,328
Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	1,000	1,038,575
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,060	1,831,459
Series 2023 B, RB(d)	5.00%	07/01/2048	2,525	2,521,081
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(d)	5.00%	05/01/2038	675	686,707
Series 2021 A, Ref. RB(d)	5.00%	05/01/2036	610	633,183
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(e)(g)	0.00%	09/01/2030	1,600	1,365,063
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,445	1,228,628
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	11,350	8,547,170
				123,734,479
Colorado–6.83%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.50%	12/01/2058	2,390	2,164,813
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	500,434
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	769,581
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	898,603
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,680	1,580,829
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	623,353
City & County of Denver CO Airport System Revenue; Series 2025, RB(d)(f)	5.00%	11/15/2047	1,985	1,970,023
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,705	1,691,551
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,260	1,241,417
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,384,561
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(c)	5.00%	04/01/2035	1,260	1,328,378
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,375
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,194,910
Denver (City & County of), CO;
Series 2018 A, Ref. RB(d)	5.00%	12/01/2048	5,740	5,637,918
Series 2018 A, Ref. RB(d)	5.25%	12/01/2048	1,710	1,718,058
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	384,975
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	673,582
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,995	1,991,724
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	753	630,300
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	750	762,782
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	490,007
Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI)(e)	5.50%	12/01/2055	1,000	1,030,386
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	391,804
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.38%	12/01/2045	890	833,557
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	458,528
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	5.25%	12/01/2045	500	500,891
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	380	372,044
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	840	792,009
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	478,366
Series 2023, GO Bonds	8.00%	12/15/2035	605	608,821
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	387,215
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,070	1,443,028
				39,392,823
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.38%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	$1,670	$1,702,986
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	283,587
District of Columbia Water & Sewer Authority; Series 2022, RB(f)	5.00%	10/01/2044	5,805	5,907,377
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	2,840,750
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,424,872
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(f)(i)	5.25%	07/15/2053	7,185	7,360,157
				19,519,729
Florida–10.84%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(k)(l)	5.00%	11/15/2061	1,075	771,415
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	410,052
Broward (County of), FL;
Series 2019 A, RB(d)	4.00%	10/01/2049	755	643,195
Series 2022 A, RB(f)(i)	4.00%	10/01/2047	4,110	3,717,396
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,525	2,093,885
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.50%	03/01/2043	1,610	1,699,552
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,380	1,147,031
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,639,192)(c)(k)(l)	7.75%	05/15/2035	1,678	168
County of Miami-Dade FL Transit System; Series 2025, RB(f)	5.00%	07/01/2052	2,320	2,329,557
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,665	2,619,557
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,176,410
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)	12.00%	07/15/2028	750	778,784
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.00%	07/01/2044	2,835	2,776,785
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2047	840	842,601
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2053	1,810	1,781,085
Series 2024, Ref. RB(d)	5.50%	07/01/2053	850	799,118
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,525	2,676,941
Greater Orlando Aviation Authority;
Series 2017 A, RB(d)	5.00%	10/01/2052	510	498,176
Series 2019 A, RB(d)	4.00%	10/01/2044	1,000	894,066
Series 2024, RB(d)	5.25%	10/01/2048	1,675	1,704,411
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(d)	5.00%	10/01/2048	2,525	2,480,086
Hillsborough County Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	3,355	3,533,747
JEA Water & Sewer System Revenue; Series 2025, RB(f)	5.25%	10/01/2055	1,675	1,736,942
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	705	678,078
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	265,048
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	964,582
Lee (County of), FL; Series 2021 B, RB(d)	5.00%	10/01/2034	1,030	1,075,024
Miami (City of) & Dade (County of), FL School Board (The); Series 2022 A, GO Bonds (INS - BAM)(e)	5.00%	03/15/2052	1,980	1,997,310
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,709,298
Series 2022 A, Ref. RB(d)	5.25%	10/01/2052	1,300	1,291,841
Series 2023 A, Ref. RB(d)	5.00%	10/01/2047	840	814,156
Series 2025 A, RB(d)	5.50%	10/01/2055	445	454,294
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,525	2,201,036
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	985	820,538
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI)(e)	5.00%	07/01/2035	3,415	3,417,296
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,850	2,864,261
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2044	$1,000	$379,886
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2048	1,500	451,695
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	600	146,542
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	455	104,976
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	80,283
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,345	1,139,872
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	713,081
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,289,748
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	5,669	1,522,800
				62,492,605
Georgia–2.19%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	3,380	3,004,015
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,106,030
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	976,339
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,235	1,236,651
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,260	1,252,560
Series 2023 B, RB(b)	5.00%	03/01/2030	1,760	1,832,187
Series 2024 B, RB(b)	5.00%	03/01/2032	1,685	1,775,310
Series 2024 E, RB(b)	5.00%	12/01/2032	1,400	1,459,195
				12,642,287
Hawaii–0.65%
Hawaii (State of); Series 2013, COP(d)	5.00%	08/01/2028	1,775	1,776,376
State of Hawaii Airports System Revenue; Series 2025, RB(d)(f)	5.50%	07/01/2054	1,890	1,959,160
				3,735,536
Idaho–0.70%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	920	937,943
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,329,484
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,715	1,770,939
				4,038,366
Illinois–4.53%
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB(d)	5.00%	01/01/2052	5,000	4,906,993
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,454,568
Series 2024 A, RB(d)	5.50%	01/01/2059	2,115	2,180,010
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	842,684
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	2,345	2,339,994
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	715	720,588
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,731,846
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	1,884,986
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,177,419
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,088,756
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	360	360,373
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	580	597,835
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 10/05/2022; Cost $549,300)(l)	5.00%	11/01/2049	670	448,900
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,440	2,410,472
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, RB (INS - NATL)(e)(g)	0.00%	12/15/2029	3,520	2,944,220
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	1,060	1,061,726
				26,151,370
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–0.44%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	$1,010	$860,964
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	411,881
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	240	239,996
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	990	1,000,608
				2,513,449
Iowa–0.69%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	407,560
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,265	1,209,625
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(h)	5.00%	12/01/2032	1,735	1,951,582
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	254,987
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	155	155,000
				3,978,754
Kansas–0.31%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	842,837
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	957,391
				1,800,228
Kentucky–1.30%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(d)	4.70%	01/01/2052	665	592,525
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,110,408
Series 2015 A, RB	5.00%	07/01/2040	1,915	1,915,110
Series 2015 A, RB	5.00%	01/01/2045	1,245	1,244,650
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	846,071
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,685	1,783,660
				7,492,424
Louisiana–0.89%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	775	656,703
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(d)	5.75%	09/01/2064	2,615	2,699,248
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,675	1,752,043
				5,107,994
Maryland–0.63%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,327,497
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	789,017
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	692,041
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	157,569
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(m)	1.55%	06/01/2027	690	690,000
				3,656,124
Massachusetts–2.54%
Massachusetts (Commonwealth of);
Series 2024, RB(f)	5.00%	11/01/2052	7,550	7,656,784
Series 2024, RB(f)	5.00%	06/01/2053	5,155	5,243,219
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds); Series 2022, RB	5.00%	06/01/2050	675	685,480
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(d)	5.00%	07/01/2046	1,055	1,050,874
				14,636,357
Michigan–3.36%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	270	261,467
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	255,231
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	1,900,988
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Lansing (City of), MI; Series 2024(f)	5.25%	07/01/2054	$3,645	$3,785,606
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,560	4,826,096
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	295	292,367
Series 2020, Ref. RB	5.00%	06/01/2045	490	446,397
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	3,545	3,518,126
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	1,962,383
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(d)	4.00%	10/01/2026	2,025	2,012,649
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2026	385	85,855
				19,347,165
Minnesota–0.21%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	360,507
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	579,427
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	290,605
				1,230,539
Mississippi–0.26%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	840	849,123
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	671,360
				1,520,483
Missouri–2.27%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	980	983,677
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(d)	5.00%	03/01/2046	4,700	4,628,074
Series 2019 B, RB (INS - AGI)(d)(e)	5.00%	03/01/2049	1,005	993,190
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	394,584
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	321,768
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	1,934,092
Series 2013 A, RB	5.50%	09/01/2033	1,270	1,270,164
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,826,188
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	770	733,687
				13,085,424
Nebraska–1.19%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,834,531
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	840	866,631
Omaha (City of), NE Public Power District; Series 2022, RB(f)(i)	5.25%	02/01/2052	2,080	2,141,736
				6,842,898
Nevada–1.10%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	5,295	5,392,949
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(c)(d)	9.50%	01/01/2033	1,005	959,026
				6,351,975
New Hampshire–0.50%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	294	288,226
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,606	1,558,304
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,025	1,025,173
				2,871,703
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–4.74%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(d)	5.25%	09/15/2029	$180	$180,050
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	2,250	2,250,592
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,590	2,268,491
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	14,305	13,616,947
Series 2022, RB(b)(h)	5.25%	12/15/2032	730	838,464
Series 2022, RB	5.25%	06/15/2046	695	712,839
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,300	1,356,738
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,858,682
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,681,899
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,630	1,564,847
				27,329,549
New York–18.13%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(d)(n)	5.25%	12/31/2033	500	496,667
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	1,600	1,600,417
City of New York NY; Series 2025, RB(f)	5.25%	04/01/2047	1,500	1,557,769
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,184,743
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB (INS - AGI)(e)	4.00%	11/15/2041	1,175	1,071,949
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,360,168
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(d)	4.00%	07/15/2060	2,340	1,880,064
New York (City of), NY;
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,355	1,461,425
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,305	2,334,452
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,436,229
Series 2020 BB-1, RB	5.00%	06/15/2050	4,995	5,054,819
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	860	769,447
Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,229,287
Series 2024 B, RB	4.38%	05/01/2053	2,190	2,016,204
New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,418,840
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2028	2,900	3,127,260
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	2,455	2,702,336
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,128,830
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(e)	5.50%	07/01/2031	1,040	1,127,380
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	3,170	3,214,456
New York (State of) Power Authority (Green Bonds); Series 2020, RB(f)	4.00%	11/15/2055	4,175	3,532,824
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,129,234
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	2,625	2,279,436
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,217,329
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	244,068
Series 2010 A, RB(c)	6.25%	06/01/2041	1,277	1,224,735
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,501,652
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,036,053
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	6,095	5,928,371
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,675	1,493,598
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	$680	$679,994
Series 2016, Ref. RB(d)	5.00%	08/01/2031	1,340	1,334,995
Series 2020, Ref. RB(d)	5.25%	08/01/2031	465	475,078
Series 2020, Ref. RB(d)	5.38%	08/01/2036	960	977,010
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2033	2,075	2,091,817
Series 2018, RB(d)	5.00%	01/01/2034	1,295	1,302,878
Series 2018, RB(d)	5.00%	01/01/2036	1,240	1,239,941
Series 2020, RB(d)	5.00%	10/01/2040	2,015	1,993,604
Series 2020, RB(d)	4.38%	10/01/2045	1,160	1,028,692
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(d)	5.38%	06/30/2060	2,160	2,150,293
Series 2024, RB (INS - AGI)(d)(e)	5.25%	06/30/2060	1,760	1,766,426
Series 2024, RB(d)	5.50%	06/30/2060	3,220	3,225,373
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	3,055	2,973,376
Series 2016 A, RB(d)	5.25%	01/01/2050	1,660	1,617,468
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(d)	5.00%	12/01/2038	1,265	1,285,330
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(d)	5.50%	12/31/2060	65	65,317
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,519,880
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	752,203
Series 2021 A, RB	5.00%	11/15/2056	1,130	1,133,234
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	505	533,080
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB(f)	5.25%	05/15/2062	5,270	5,366,280
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,271,952
				104,544,263
North Carolina–0.51%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB	5.00%	07/01/2047	2,055	2,057,470
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2052	3,500	878,490
				2,935,960
North Dakota–0.33%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,155	1,064,439
Series 2017 C, RB	5.00%	06/01/2053	895	811,302
				1,875,741
Ohio–6.18%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	791,508
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,140	3,463,349
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	9,155	7,933,619
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(e)(g)	0.00%	11/15/2026	3,545	3,373,560
Series 2008 B-2, RB (INS - NATL)(e)(g)	0.00%	11/15/2028	3,845	3,399,454
Series 2008 B-2, RB (INS - NATL)(e)(g)	0.00%	11/15/2038	2,800	1,437,323
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	480	482,202
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(d)	5.50%	01/01/2050	2,820	2,913,185
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	$1,805	$1,762,281
Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,765,632
Series 2017, Ref. RB	5.50%	02/15/2057	795	771,341
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2054	980	991,487
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,398,687
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,334,954
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,173,323)(c)(k)(l)	6.00%	04/01/2038	1,197	14,962
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	868,636
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,066,939
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	840	871,016
				35,640,135
Oklahoma–1.46%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,775	3,722,939
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,180	1,233,156
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	840	893,850
Oklahoma Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,500	1,574,816
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(d)	5.50%	06/01/2035	335	335,077
Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	635	635,122
				8,394,960
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	815	812,379
Oregon–0.93%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	462,819
Oregon (State of); Series 2019, GO Bonds(f)(i)	5.00%	08/01/2044	3,360	3,428,344
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(d)	5.50%	07/01/2053	1,430	1,475,035
				5,366,198
Pennsylvania–3.57%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	835	723,775
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,320	1,375,013
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	510	508,578
Series 2021, RB	5.00%	11/01/2051	680	661,237
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(d)	5.25%	06/30/2053	2,015	1,968,521
Series 2022, RB (INS - AGI)(d)(e)	5.00%	12/31/2057	1,005	968,461
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2023 A-2, RB	4.00%	05/15/2048	545	458,517
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2039	1,500	1,555,621
Series 2019 A, RB	5.00%	12/01/2049	215	216,698
Series 2020 B, RB	5.00%	12/01/2050	590	592,588
Series 2021 A, RB	4.00%	12/01/2050	925	806,020
Philadelphia (City of), PA; Series 2017 B, Ref. RB(d)	5.00%	07/01/2047	4,320	4,253,748
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	4,200	4,433,032
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,709,342
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	400	363,317
				20,594,468
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.14%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$2,080	$2,100,065
Series 2002, RB	5.63%	05/15/2043	1,825	1,846,003
Series 2005 A, RB(g)	0.00%	05/15/2050	5,570	1,015,154
Series 2005 B, RB(g)	0.00%	05/15/2055	2,530	295,805
Series 2008 A, RB(g)	0.00%	05/15/2057	18,845	1,131,250
Series 2008 B, RB(g)	0.00%	05/15/2057	37,725	2,130,327
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,201,033
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,190,264
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	905,809
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	605	518,736
Subseries 2022, RN(g)	0.00%	11/01/2043	696	418,470
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(e)	4.75%	07/01/2033	850	821,973
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2029	1,900	1,898,443
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	1,365	1,355,695
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,405	1,193,360
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,116	1,499,777
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,320	2,671,005
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,905	2,574,403
Series 2018 A-1, RB	4.75%	07/01/2053	1,454	1,331,566
Series 2018 A-1, RB	5.00%	07/01/2058	1,946	1,828,375
Series 2019 A-2, RB	4.33%	07/01/2040	1,055	985,175
Series 2019 A-2, RB	4.78%	07/01/2058	840	753,066
				29,665,754
Rhode Island–0.50%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	700	700,281
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,164,616
				2,864,897
South Carolina–1.64%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	1,110	1,034,111
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,975	2,080,164
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	505	523,512
Series 2024, RB	5.50%	11/01/2054	1,960	2,022,208
South Carolina (State of) Public Service Authority; Series 2015 E, Ref. RB	5.25%	12/01/2055	3,800	3,803,610
				9,463,605
South Dakota–0.99%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,020	1,996,218
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,745	2,675,370
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,075	1,061,922
				5,733,510
Tennessee–2.82%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	590	594,051
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,217,446
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,808,117
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	1,871,592
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,925	3,182,000
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	2,801,549
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(d)	5.00%	07/01/2043	$1,275	$1,256,519
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(d)	5.00%	07/01/2054	950	928,297
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,505	2,598,215
				16,257,786
Texas–19.24%
Alamo Community College District; Series 2012, GO Bonds(f)	5.00%	08/15/2034	4,895	4,899,416
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,430	1,251,920
Austin (City of), TX; Series 2022, RB(d)	5.25%	11/15/2047	1,170	1,183,165
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,130	1,027,028
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(f)	5.25%	02/01/2046	1,300	1,355,991
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,187,893
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,664,232
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,010	926,264
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,530,271
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,843,907
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,656,882
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,790	1,563,870
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,430	1,209,704
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2048	1,725	1,752,031
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(d)	5.50%	07/15/2038	1,420	1,460,910
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(d)	4.00%	07/01/2041	585	507,378
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	500	502,229
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2026	3,975	3,808,160
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2027	5,015	4,637,342
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,390	1,262,164
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,219,661
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(d)	4.63%	10/01/2031	2,100	2,097,706
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(k)	4.75%	07/01/2052	750	473,471
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,276,941
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(e)	5.00%	04/01/2046	510	502,017
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,420	1,418,102
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	947,101
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,544,225
Series 2020, RB	5.25%	10/01/2055	2,270	1,945,478
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	2,450	2,436,372
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	16,400	15,044,350
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2029	2,725	2,411,161
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	3,550	2,905,218
San Antonio (City of), TX;
Series 2024 A, RB	5.25%	02/01/2049	935	973,916
Series 2024 C, RB	5.50%	02/01/2049	845	899,649
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2032	2,265	2,266,935
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2037	2,475	2,476,644
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,361,725
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	2,880,993
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,880	1,821,529
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	919,603
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(k)(l)	6.38%	02/15/2048	$1,785	$1,160,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	75,520
Series 2020, Ref. RB	6.75%	11/15/2051	85	71,111
Series 2020, Ref. RB	6.88%	11/15/2055	85	71,357
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2037	1,250	721,145
Series 2019, RB(g)	0.00%	08/01/2039	1,400	712,140
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(e)(g)	0.00%	08/15/2027	6,800	6,326,500
Series 2002, RB(g)(h)	0.00%	08/15/2027	200	186,602
Texas (State of) Water Development Board; Series 2022, RB(f)	5.00%	10/15/2047	3,340	3,406,685
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,600	1,639,222
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(d)	5.50%	12/31/2058	1,000	1,025,139
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	4,814
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,365	2,814,368
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2054	3,550	3,697,441
				110,965,848
Utah–1.53%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	388,341
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	389,379
Salt Lake City (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	840	828,125
Series 2023 A, RB(d)	5.25%	07/01/2048	1,000	1,009,055
Series 2023 A, RB(d)	5.50%	07/01/2053	2,900	2,981,633
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,741,099
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	1,490	1,468,250
				8,805,882
Virginia–2.29%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	1,789,864
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(e)	5.25%	07/01/2053	1,355	1,371,796
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	335	311,245
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(d)	5.00%	01/01/2037	4,145	4,230,448
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(d)	5.00%	12/31/2047	1,400	1,404,638
Series 2022, Ref. RB(d)	5.00%	12/31/2057	790	767,289
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	1,155	1,093,201
Series 2017, RB(d)	5.00%	12/31/2056	2,420	2,238,384
				13,206,865
Washington–3.59%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	910	958,597
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,053,346
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,516,182
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(e)(g)	0.00%	12/01/2029	5,100	4,393,343
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	840	865,130
Washington (State of) (Bid Group 3); Series 2023 B, GO Bonds	5.00%	02/01/2047	370	379,821
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,333,089
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	645	627,941
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	386,511
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	310,833
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	$1,169	$1,085,604
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(e)	5.25%	07/01/2064	840	815,095
				20,725,492
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	825	867,728
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,648,819
				2,516,547
Wisconsin–4.91%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	6,520	1,788,578
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	19,890	3,172,069
Series 2022, RB(c)	5.25%	12/15/2061	1,705	1,596,676
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	2,330,166
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,505	2,267,835
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,326,481
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,003,936
Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	780	743,026
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	900	807,750
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	420	407,662
Series 2022 A, RB(c)	6.13%	02/01/2050	455	441,634
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	635,199
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	640	288,000
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,682,191
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,664,020
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	964	952,520
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	815	815,367
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,369,377
				28,292,487
Total Municipal Obligations (Cost $878,145,900)				864,275,606
			Shares
Exchange-Traded Funds–0.14%
Invesco Rochester High Yield Municipal ETF (Cost $792,662)(o)			15,560	779,481
TOTAL INVESTMENTS IN SECURITIES(p)–150.02% (Cost $878,938,562)				865,055,087
FLOATING RATE NOTE OBLIGATIONS–(17.18)%
Notes with interest and fee rates ranging from 2.32% to 2.87% at 05/31/2025 and contractual maturities of collateral ranging from 07/01/2033 to 05/15/2062(q)				(99,080,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.35)%				(198,051,526)
OTHER ASSETS LESS LIABILITIES–1.51%				8,717,229
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$576,640,790
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $46,510,712, which represented 8.07% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $15,826,370. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $2,420,266, which represented less than 1% of the Trust’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at May 31, 2025 was $2,395,695, which represented less than 1% of the Trust’s Net Assets.
(m)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$802,865	$-	$-	$(23,384)	$-	$779,481	$8,880

(p)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	11.56%

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $136,381,010 are held by TOB Trusts and serve as collateral for the $99,080,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$864,275,606	$—	$864,275,606
Exchange-Traded Funds	779,481	—	—	779,481
Total Investments	$779,481	$864,275,606	$—	$865,055,087
Invesco Value Municipal Income Trust